Retirement benefits - Defined benefit plans expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Service cost	$ 41	$ 37
Administration fees	2	4
Settlement loss (gain)	1	(6)
Curtailment gain related to disposal of pulp mills	2	0
Finance expense (income), net	1	(3)
Defined benefit plans expense	43	32
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Service cost	0	0
Administration fees	0	0
Settlement loss (gain)	0	0
Curtailment gain related to disposal of pulp mills	0	0
Finance expense (income), net	1	1
Defined benefit plans expense	$ 1	$ 1